Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,903,394)	$ (16,707,010)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	177,917	211,720
Change in straight-line rent receivable	46,607	10,496
Amortization of operating lease right-of-use asset	122,553	118,226
Stock-based compensation and service expense	521,509	1,179,761
Loss from equity method investments	846,588	8,589,822
Distribution of earnings from equity method investment	611,888
Impairment of equity method investment - Epicon		454,679
Amortization of debt issuance costs and debt discount	1,411,042	544,010
Change in fair market value of derivative liability	(374,365)	(188,374)
Impairment of laboratory equipment	111,033
Debt modification charge	688,794
Gain on debts extinguishment		(682,979)
Changes in operating assets and liabilities:
Rent receivable	130,739	(46,220)
Security deposit		396
Deferred leasing costs	33,402	33,402
Prepaid expense and other assets	(91,496)	411
Accrued liabilities and other payables	(1,165,418)	(16,601)
Accrued liabilities and other payables - related parties	(14,051)	106,458
Operating lease obligation	(122,553)	(112,915)
NET CASH USED IN OPERATING ACTIVITIES	(4,969,205)	(6,504,718)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(22,159)
Payment for equity interest purchase	(100,000)
NET CASH USED IN INVESTING ACTIVITIES	(100,000)	(22,159)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loan payable - related party		850,000
Repayments of loan payable - related party	(400,000)
Proceeds from issuance of convertible debts and warrants	3,367,750	2,565,000
Payments of convertible debts issuance costs	(282,700)	(327,200)
Repayments of convertible debts	(3,388,222)	(300,000)
Proceeds from issuance of balloon promissory note		1,000,000
Payments of balloon promissory note issuance costs		(64,436)
Advance from pending sale of noncontrolling interest in subsidiary	2,122,392	485,714
Proceeds from equity offering	2,857,852	635,391
Disbursements for equity offering costs	(138,405)	(19,132)
Proceeds from issuance of convertible preferred stock	3,500,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	7,638,667	4,825,337
EFFECT OF EXCHANGE RATE ON CASH	1,447	(3,970)
NET INCREASE (DECREASE) IN CASH	2,570,909	(1,705,510)
CASH - beginning of year	285,400	1,990,910
CASH - end of year	2,856,309	285,400
Cash paid for:
Interest	1,088,512	718,753
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for accrued liabilities	60,000	164,871
Reclassification of advances for equity interest purchase to equity method investment		9,000,000
Series B Convertible Preferred Stock issued related to equity method investment		11,000,000
Accrued purchase price related to equity method investment		666,667
Warrants issued as convertible notes payable finder’s fee	40,900	16,977
Warrants issued with convertible notes payable recorded as debt discount	438,568	196,193
Common stock issued as convertible notes payable commitment fee	320,546	236,400
Deferred financing costs in accrued liabilities		202,892
Equity method investment payable paid by a related party	566,667
Reclassification of deferred offering costs	175,136
Settlement of derivative liability	2,354
Reclassification of related party loan payable and accrued expenses to advance from related party	500,000
Issuance of common stock upon cashless exercise of stock warrants	4
Shares issued for adjustments for 1:15 reverse split	$ 21